Schedule of financial instruments (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying value		$ 18,851,244		$ 171,271
Fair value		18,851,244	[1]	171,271
Account Payable And Accrued Liaibility [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying value		700,999		1,034,213
Fair value		700,999	[1]	1,034,213
Derivative Warrant Liability [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying value		4,597,332		0
Fair value	[1]	$ 4,597,332		$ 0

[1]	The Company has determined that the carrying values of its short-term financial assets and financial liabilities, including cash and accounts payable and accrued liabilities, approximate their fair value due to the short-term nature of the instruments. Information on the fair value of the derivative warrant liability is included in Note 9(g).